Share-based payments reserve	3 Months Ended
Nov. 30, 2022
Share-based Payments Reserve
Share-based payments reserve

12.	Share-based payments reserve

Share-based compensation expense for the three months ended November 30, 2022 totaled $0.8 million (November 30, 2021: $1.0 million).

As at November 30, 2022, the Company had 2,910,925 (August 31, 2022 - 2,106,675) share awards available for issuance under the Omnibus Equity Incentive Plan.

a)	Stock options

Canadian Dollars denominated stock options

	Number of stock options	Weighted average exercise price per share
Balance – November 30, 2022 and August 31, 2022	5,336,000	CAD $0.41

Options to purchase common shares carry exercise prices and terms to maturity as follows:

				Remaining
	Number of options		Expiry	contractual
Exercise price	Outstanding	Exercisable	Date	life (years)
C$0.40	2,454,000	2,454,000	October 11, 2026	3.9
C$0.43	2,782,000	2,782,000	September 29, 2026	3.8
C$0.35	100,000	100,000	January 2, 2027	4.1
C$0.41(1)	5,336,000	5,336,000		3.9 (1)
(1)	Total represents weighted average.

US Dollars denominated stock options

	Number of stock options	Weighted average exercise price per share
Balance – November 30, 2022 and August 31, 2022	7,375,000	$0.50

Options to purchase common shares carry exercise prices and terms to maturity as follows:

				Remaining
Exercise price	Number of options		Expiry	contractual
Outstanding $	Outstanding	Exercisable	Date	life (years)
USD $0.50	7,375,000	1,475,000	August 17, 2027	4.7

Share-based payment expenses related to stock options amounted to $0.1 million for the three-month period ended November 30, 2022 (November 30, 2021 - nil).

b)	Restricted Share Units (“RSUs”):

The following table sets out activity with respect to outstanding RSUs:

Number of RSUs
Balance – August 31, 2022	1,855,276
Vested	(600,000)
Forfeited	(160,000)
Balance – November 30, 2022	1,095,276

Share-based payment expenses related to RSUs amounted to $0.2 million for the three-month period ended November 30, 2022 (November 30, 2021 - nil).